Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8 — INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2023	2022
Land use rights	$4,760,543	$5,212,049
Less: accumulated amortization	(100,974)	(250,168)
Intangible assets, net	$4,659,569	$4,961,881

Amortization expense for the years ended December 31, 2023, 2022 and 2021 amounted to $100,689, $29,618, and $22,715, and of which $76,952, $16,074, and $10,222 were included in cost of revenues, respectively, and of which $23,737, $13,544, and $12,493 were included selling, general and administrative expenses, respectively.

As of December 31, 2023 and 2022, certain land use rights were pledged as collaterals to secure the Company’s bank loan from Bank of Weifang (see Note 9).

During the years ended December 31, 2023, 2022 and 2021, the Company had no impaired intangible assets.

During the 2023, the Company sold part of its manufacturing buildings with a net gain of $337,941 (see Note 7). A piece of land use right was sold with the sale of manufacturing buildings. Consequently, land cost of $865,720 and accumulated amortization of $243,160 were removed from the intangible assets. In 2023, the Company acquired two pieces of land use rights for a total consideration of $559,893. The land is reserved for future development.

Amortization of intangible assets attributable to future periods as of December 31, 2023 is as follows:

For the Year	Amortization Amount
2024	$102,675
2025	102,675
2026	102,675
2027	102,675
2028	102,675
Therafter	4,146,194
Total	$4,659,569